Related party transactions - Schedule of Transactions With Related Parties (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Guangzhou Tianlang Network Technology Co Ltd | Advertising Services and JG Alliance Service Arrangement
Related party transactions
Services provided to related party	¥ 400